Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill Beginning balance	CAD 5,884	CAD 5,685
Total intangible assets Beginning balance	4,223	3,699
Goodwill Additions/ disposals		256
Total intangible assets Additions/ Disposals	306	840
Effect of changes in foreign exchange rates	(171)	(57)
Goodwill Ending balance	5,713	5,884
Total goodwill and intangible assets Beginning balance	10,107	9,384
Total goodwill and intangible assets Additions/ Disposals	306	1,096
Amortization expense	229	234
Effect of changes in foreign exchange rates	(344)	(139)
Effect of changes in foreign exchange rates - Total intangible assets	(173)	(82)
Total goodwill and intangible assets Ending balance	9,840	10,107
Total intangible assets Ending balance	4,127	4,223
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,093	726
Total intangible assets Additions/ Disposals		450
Amortization expense	47	50
Effect of changes in foreign exchange rates - Total intangible assets	(57)	(33)
Total intangible assets Ending balance	989	1,093
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	969	947
Total intangible assets Additions/ Disposals		79
Amortization expense	56	53
Effect of changes in foreign exchange rates - Total intangible assets	(14)	(4)
Total intangible assets Ending balance	899	969
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	494	396
Total intangible assets Additions/ Disposals	306	229
Amortization expense	121	126
Effect of changes in foreign exchange rates - Total intangible assets	(18)	(5)
Total intangible assets Ending balance	661	494
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	77	76
Total intangible assets Additions/ Disposals		6
Amortization expense	5	5
Effect of changes in foreign exchange rates - Total intangible assets	(2)
Total intangible assets Ending balance	70	77
Finite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	2,633	2,145
Total intangible assets Additions/ Disposals	306	764
Amortization expense	229	234
Effect of changes in foreign exchange rates - Total intangible assets	(91)	(42)
Total intangible assets Ending balance	2,619	2,633
Brand [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	805	831
Effect of changes in foreign exchange rates - Total intangible assets	(52)	(26)
Total intangible assets Ending balance	753	805
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	785	723
Total intangible assets Additions/ Disposals		76
Effect of changes in foreign exchange rates - Total intangible assets	(30)	(14)
Total intangible assets Ending balance	755	785
Indefinite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,590	1,554
Total intangible assets Additions/ Disposals		76
Effect of changes in foreign exchange rates - Total intangible assets	(82)	(40)
Total intangible assets Ending balance	CAD 1,508	CAD 1,590